INVESTMENT PROPERTIES - Table (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT PROPERTIES
Beginning balance	$ 9,053,396
P/L for changes in the FV	(441,020)	$ (139,556)
Ending balance	8,698,123	9,053,396
Cost model | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	54,801	54,801
Additions	93,687
Disposals	(7,940)
Ending balance	140,548	54,801
Fair value [member]
INVESTMENT PROPERTIES
Beginning balance	$ 9,053,396	8,332,195
Useful life	50 days
P/L for changes in the FV	$ (441,020)	(139,556)
Additions	93,687	2,184,310
Disposals	(7,940)	(1,323,553)
Ending balance	8,698,123	9,053,396
Fair value [member] | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 8,998,595	$ 8,277,394
Useful life	50 days	50 years
P/L for changes in the FV	$ (441,020)	$ (139,556)
Additions		2,184,310
Disposals		(1,323,553)
Ending balance	$ 8,557,575	$ 8,998,595